Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings And Diluted Earnings Per Share

For the Years Ended December 31,		Net Income	Shares	Earnings per Share
2012
	Earnings	$89,304	18,924	$4.72
	Dilutive stock options	-	316
	Nonvested stock awards	-	99
	Diluted earnings	$89,304	19,339	$4.62

2011
	Earnings	$85,979	20,523	$4.19
	Dilutive stock options	-	335
	Nonvested stock awards	-	87
	Diluted earnings	$85,979	20,945	$4.10

2010
	Earnings	$81,831	22,587	$3.62
	Dilutive stock options	-	348
	Nonvested stock awards	-	96
	Diluted earnings	$81,831	23,031	$3.55

Changes In Stock Price Impact On Number Of Diluted Earnings Per Share And Issuable Upon Conversion Of Notes

Share Price	Shares Underlying 1.875% Convertible Notes	Warrant Shares	Total Treasury Method Incremental Shares (a)	Shares Due to the Company under Notes Hedges	Incremental Shares Issued by the Company upon Conversion (b)
$80.73	49,146	-	49,146	(52,575)	(3,429)
$90.73	304,389	-	304,389	(325,626)	(21,237)
$100.73	508,953	-	508,953	(544,463)	(35,510)
$110.73	676,569	120,866	797,435	(723,773)	73,662
$120.73	816,418	320,411	1,136,829	(873,379)	263,450
$130.73	934,871	489,428	1,424,299	(1,000,098)	424,201

a) Represents the number of incremental shares that must be included in the calculation of fully diluted shares under U.S. GAAP.
b) Represents the number of incremental shares to be issued by the Company upon conversion of the Notes assuming concurrent settlement of the note hedges and warrants.